Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 25, 2018
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jun. 25, 2018
Document Effective Date	Jun. 25, 2018
Prospectus Date	Feb. 01, 2018
AllianzGI Emerging Markets Debt Fund | Class A
Prospectus:
Trading Symbol	AGMAX
AllianzGI Emerging Markets Debt Fund | Institutional Class
Prospectus:
Trading Symbol	AGMIX
AllianzGI Emerging Markets Debt Fund | Class C
Prospectus:
Trading Symbol	AGMCX
AllianzGI Emerging Markets Debt Fund | Class P
Prospectus:
Trading Symbol	AGMPX